Annual Total Returns- Vanguard Ohio Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.08%	7.47%	(3.16%)	11.20%	4.25%	0.98%	6.31%	0.95%	8.08%	7.04%